Finance debt (Tables)	12 Months Ended
Dec. 31, 2024
Finance Debt
Schedule of balance by type of finance debt

In Brazil	12.31.2024	12.31.2023
Banking market	2,828	2,262
Capital market	2,225	3,130
Development banks (1)	508	698
Others	2	1
Total	5,563	6,091
Abroad
Banking market	3,691	6,303
Capital market	12,265	14,384
Export credit agency	1,508	1,870
Others	135	153
Total	17,599	22,710
Total finance debt	23,162	28,801
Current	2,566	4,322
Non-current	20,596	24,479
(1) It includes BNDES and FINEP.

Schedule of current finance debt

	12.31.2024	12.31.2023
Short-term debt	10	4
Current portion of long-term debt	2,132	3,776
Accrued interest on short and long-term debt	424	542
Total	2,566	4,322

Schedule of changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2023	6,090	22,711	28,801
Proceeds from finance debt	1,132	997	2,129
Repayment of principal (1)	(526)	(6,045)	(6,571)
Repayment of interest (1)	(418)	(1,505)	(1,923)
Accrued interest (2)	483	1,498	1,981
Foreign exchange/ inflation indexation charges	177	508	685
Translation adjustment	(1,375)	(565)	(1,940)
Balance at December 31, 2024	5,563	17,599	23,162

	In Brazil	Abroad	Total
Balance at December 31, 2022	4,907	25,047	29,954
Proceeds from finance debt	925	1,285	2,210
Repayment of principal (1)	(331)	(3,907)	(4,238)
Repayment of interest (1)	(324)	(1,640)	(1,964)
Accrued interest (2)	436	1,822	2,258
Foreign exchange/ inflation indexation charges	111	(150)	(39)
Translation adjustment	383	254	637
Modification of contractual cash flows	(17)	-	(17)
Balance at December 31, 2023	6,090	22,711	28,801
(1) It includes pre-payments.
(2) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation

			2024			2023
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	2,129	(6,571)	(1,923)	2,210	(4,238)	(1,964)
Discount on repurchase of debt securities		10	−		77	−
Deposits linked to finance debt (1)		25	5		(32)	(14)
Net cash used in financing activities	2,129	(6,536)	(1,918)	2,210	(4,193)	(1,978)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

Schedule of summarized information on current and non-current finance debt

Maturity in	2025	2026	2027	2028	2029	2030 onwards	Total (1)	Fair Value

Financing in U.S. Dollars (US$):	2,182	1,464	2,146	1,544	602	8,495	16,433	15,947
Floating rate debt (2)	1,958	1,123	1,468	523	144	284	5,500
Fixed rate debt	224	341	678	1,021	458	8,211	10,933
Average interest rate p.a.	6.3%	6.5%	5.9%	5.5%	6.1%	6.6%	6.5%
Financing in Brazilian Reais (R$):	325	400	118	119	788	3,515	5,265	4,835
Floating rate debt (3)	170	112	30	30	30	3,029	3,401
Fixed rate debt	155	288	88	89	758	486	1,864
Average interest rate p.a.	9.6%	10.6%	10.7%	10.6%	10.1%	8.0%	9.6%
Financing in Euro (€):	21	−	−	128	23	371	543	543
Fixed rate debt	21	−	−	128	23	371	543
Average interest rate p.a.	4.5%	-	-	4.6%	4.7%	4.7%	4.6%
Financing in Pound Sterling (£):	38	−	−	−	367	516	921	888
Fixed rate debt	38	−	−	−	367	516	921
Average interest rate p.a.	6.1%	-	-	-	6.1%	6.6%	6.3%
Total as of December 31, 2024	2,566	1,864	2,264	1,791	1,780	12,897	23,162	22,213
Average interest rate	7.0%	7.4%	7.1%	6.9%	7.3%	6.6%	6.8%
Total as of December 31, 2023	4,322	3,066	2,551	2,547	1,816	14,499	28,801	29,329
Average interest rate	5.8%	5.8%	6.3%	6.1%	5.9%	6.5%	6.4%
(1) The average maturity of outstanding debt as of December 31, 2024 is 12.52 years (11.38 years as of December 31, 2023).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.

Schedule of finance debt (undiscounted), including face value and interest payments

Maturity	2025	2026	2027	2028	2029	2030 and thereafter	12.31.2024	12.31.2023
Principal	2,158	1,903	2,308	1,899	1,982	13,223	23,473	29,181
Interest	1,549	1,461	1,271	1,088	1,043	13,976	20,388	22,541
Total (1)	3,707	3,364	3,579	2,987	3,025	27,199	43,861	51,722
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 31.

Schedule of lines of credit

						12.31.2024
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV (1)	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras (2)	Banco do Brasil	3/23/2018	9/26/2030	323	−	323
Petrobras (3)	Banco do Brasil	10/4/2018	9/4/2029	646	−	646
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	53	−	53
Total				1,022	−	1,022
(1) On April 08, 2024, the Revolving Credit Facility was reduced to US$ 4,110 compared to the US$ 5,000 contracted in 2021. Thus, US$ 5,000 will be available for withdrawal until November 16, 2026 and US$ 4,110 from November 16, 2026, to November 16, 2028.
(2) On December 27, 2024, the credit line agreement with Banco do Brasil for US$ 323 (R$ 2 billion) was amended, extending the term to October 26, 2030.
(3) On June 18, 2024, the credit line with Banco do Brasil was renewed, extending its term to September 4, 2029, and increasing its amount from US$ 323 (R$ 2 billion) to US$ 646 (R$ 4 billion).